Schedule of Investments PIMCO California Municipal Income Fund II	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 166.7% ¤
MUNICIPAL BONDS & NOTES 166.7%
ARIZONA 0.4%
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050	$940	$1,021

CALIFORNIA 150.1%
Bay Area Toll Authority, California Revenue Bonds, Series 2014 5.000% due 10/01/2054	3,000	3,486
Bay Area Toll Authority, California Revenue Bonds, Series 2017
4.000% due 04/01/2047	3,000	3,405
5.000% due 04/01/2056	2,000	2,509
California Community Housing Agency Revenue Bonds, Series 2019 5.000% due 04/01/2049	4,400	4,922
California County Tobacco Securitization Agency Revenue Bonds, Series 2002 5.875% due 06/01/2043	1,590	1,592
California County Tobacco Securitization Agency Revenue Bonds, Series 2007 0.000% due 06/01/2057 (c)	9,000	1,159
California County Tobacco Securitization Agency Revenue Bonds, Series 2020 0.000% due 06/01/2055 (c)	5,100	986
California Educational Facilities Authority Revenue Bonds, Series 2016 5.000% due 06/01/2046	2,750	4,132
California Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 04/01/2047	835	973
California Educational Facilities Authority Revenue Bonds, Series 2018
5.000% due 10/01/2043	1,300	1,578
5.000% due 10/01/2048	1,320	1,592
California Enterprise Development Authority Revenue Bonds, Series 2020 5.000% due 08/01/2050	750	902
California Health Facilities Financing Authority Revenue Bonds, (CM Insured), Series 2020 4.000% due 11/01/2040	1,285	1,495
California Health Facilities Financing Authority Revenue Bonds, Series 2008 5.250% due 11/15/2040	5,400	5,572
California Health Facilities Financing Authority Revenue Bonds, Series 2011 5.000% due 08/15/2035	1,000	1,018
California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 11/15/2034	1,000	1,053
5.000% due 11/15/2040	4,000	4,106
5.000% due 08/15/2051	5,555	5,872
California Health Facilities Financing Authority Revenue Bonds, Series 2015 5.000% due 08/15/2054	5,000	5,793
California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 10/01/2047	1,500	1,690
5.000% due 11/15/2046	1,000	1,196
5.000% due 08/15/2055	6,275	7,254
California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2049	3,750	4,247
4.000% due 06/01/2050	3,500	4,026
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013 5.000% due 02/01/2039	10,000	10,882
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2060 (c)	6,250	612
4.000% due 07/01/2050	350	398
4.000% due 11/01/2055	915	1,048
California Municipal Finance Authority Revenue Bonds, Series 2011 7.750% due 04/01/2031	790	790
California Municipal Finance Authority Revenue Bonds, Series 2017 5.000% due 01/01/2042	1,750	2,055
California Municipal Finance Authority Revenue Bonds, Series 2018
5.000% due 05/15/2043	1,000	1,175
5.000% due 06/01/2043	1,465	1,785
California Public Finance Authority Revenue Bonds, Series 2017 4.000% due 08/01/2047 (d)	5,400	6,016
California Public Finance Authority Revenue Bonds, Series 2019 6.250% due 07/01/2054	1,650	1,883
California State General Obligation Bonds, Series 2013 5.000% due 11/01/2043	7,000	7,804
California State General Obligation Bonds, Series 2017 4.000% due 11/01/2047	3,250	3,743
California State General Obligation Bonds, Series 2018
4.000% due 10/01/2039	4,500	5,073
5.000% due 10/01/2047	2,000	2,371

Schedule of Investments PIMCO California Municipal Income Fund II (Cont.)	March 31, 2021 (Unaudited)

California State General Obligation Bonds, Series 2020
4.000% due 03/01/2040	3,350	3,980
4.000% due 03/01/2046	1,000	1,170
California State Public Works Board Revenue Bonds, Series 2011 5.000% due 12/01/2029	2,000	2,064
California State Public Works Board Revenue Bonds, Series 2013 5.000% due 03/01/2038	2,500	2,713
California State University Revenue Bonds, Series 2015 5.000% due 11/01/2047	5,000	5,898
California State University Revenue Bonds, Series 2020 4.000% due 11/01/2051	3,000	3,488
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018 4.000% due 07/01/2043	1,350	1,520
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	9,705	10,132
5.375% due 05/15/2038	4,500	4,520
California Statewide Communities Development Authority Revenue Bonds, Series 2014 5.500% due 12/01/2054	1,500	1,668
California Statewide Communities Development Authority Revenue Bonds, Series 2016
4.000% due 08/15/2051	225	243
5.000% due 06/01/2046	2,000	2,161
5.000% due 12/01/2046	2,000	2,230
5.250% due 12/01/2056	2,000	2,241
California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 07/01/2048	1,000	1,101
4.000% due 12/01/2053	230	238
4.000% due 12/01/2057	2,000	2,065
5.000% due 03/01/2048	1,000	1,191
5.500% due 12/01/2058	7,200	8,463
California Statewide Financing Authority Revenue Bonds, Series 2002 6.000% due 05/01/2037	2,000	2,008
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021 4.000% due 10/01/2056 (a)	550	575
Folsom Cordova Unified School District School Facilities Improvement District No. 5, California General Obligation Bonds, Series 2018 4.000% due 10/01/2043 (d)	3,600	4,157
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014 3.950% due 01/15/2053	920	1,023
Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015 5.000% due 09/01/2045	1,400	1,552
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018
5.000% due 06/01/2030	1,500	1,851
5.000% due 06/01/2034	4,500	5,445
5.000% due 06/01/2047	2,950	3,052
5.250% due 06/01/2047	11,500	11,935
Hacienda La Puente Unified School District, General Obligation Bonds, Series 2017 4.000% due 08/01/2047	3,000	3,383
Hartnell Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2042	3,500	3,975
Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020 5.000% due 07/01/2061	2,650	2,997
Hayward Unified School District, California General Obligation Bonds, Series 2015 5.000% due 08/01/2038	3,000	3,465
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2030	460	614
5.500% due 11/15/2037	7,500	10,846
Long Beach Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2045	550	633
Long Beach, California Airport System Revenue Bonds, Series 2010 5.000% due 06/01/2040	500	502
Los Angeles Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2041 (d)	3,600	4,203
Los Angeles County, California Facilities, Inc., Revenue Bonds, Series 2018 4.000% due 12/01/2048	2,500	2,859
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2019 5.000% due 07/01/2044	2,700	3,357
Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016 4.000% due 10/01/2042	2,000	2,186
Los Angeles Department of Airports, California Revenue Bonds, Series 2020 4.000% due 05/15/2048	2,575	2,977
Los Angeles Department of Water & Power System, California Revenue Bonds, Series 2018 5.000% due 07/01/2043	2,000	2,487
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2014 5.000% due 07/01/2043	3,000	3,346
Los Angeles Department of Water, California Revenue Bonds, Series 2019 5.000% due 07/01/2049	5,000	6,230
Los Angeles, California Wastewater System Revenue Bonds, Series 2017 5.000% due 06/01/2039	1,000	1,228
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	16,445	26,289
7.000% due 11/01/2034	1,000	1,556
Mount San Antonio Community College District, California General Obligation Bonds, Series 2019
5.000% due 08/01/2041	1,500	1,903
5.000% due 08/01/2044	1,850	2,330
Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2043	4,400	5,072

Schedule of Investments PIMCO California Municipal Income Fund II (Cont.)	March 31, 2021 (Unaudited)

Newport Mesa Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2007 0.000% due 08/01/2031 (c)	1,900	1,615
Northern California Energy Authority Revenue Bonds, Series 2018 4.000% due 07/01/2049	2,500	2,767
Orange County, California Local Transportation Authority Revenue Bonds, Series 2019 5.000% due 02/15/2041	3,000	3,773
Pacifica School District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2048	2,000	2,218
Palomar Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2046 (d)	4,000	4,514
Poway Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2040 (c)	11,000	7,046
0.000% due 08/01/2046 (c)	16,000	7,684
River Islands Public Financing Authority, California Special Tax Bonds, Series 2015 5.500% due 09/01/2045	3,000	3,166
Riverside, California Sewer Revenue Bonds, Series 2018 4.000% due 08/01/2038	3,500	4,029
Riverside, California Water Revenue Bonds, Series 2019 5.000% due 10/01/2048	3,540	4,396
Sacramento Area Flood Control Agency, California Special Assessment Bonds, Series 2016
5.000% due 10/01/2041 (d)	2,800	3,351
5.000% due 10/01/2047 (d)	1,700	2,035
Sacramento Municipal Utility District, California Revenue Bonds, Series 2019 5.000% due 08/15/2039	2,500	3,190
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2020
4.000% due 08/01/2038	1,610	1,956
4.000% due 08/01/2045	1,250	1,485
San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2017 5.000% due 08/01/2047	1,000	1,236
San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2044	2,780	3,267
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2017 5.000% due 05/01/2047	2,750	3,282
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2018 5.000% due 05/01/2048	2,700	3,238
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019 5.000% due 05/01/2050	1,500	1,833
San Francisco, California City & County Certificates of Participation Bonds, Series 2019 4.000% due 04/01/2038	3,000	3,396
San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2018 4.000% due 10/01/2043 (d)	10,000	11,507
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2020 4.000% due 11/01/2050	2,500	2,935
San Jose Evergreen Community College District, California General Obligation Bonds, Series 2014 4.125% due 09/01/2043	1,750	1,979
San Jose Unified School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2042	1,000	1,170
San Jose, California Hotel Tax Revenue Bonds, Series 2011 6.500% due 05/01/2036	1,000	1,003
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2032	850	998
5.000% due 10/01/2033	1,125	1,319
San Marcos Unified School District, California General Obligation Bonds, Series 2011 5.000% due 08/01/2038	1,300	1,321
San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006 0.000% due 09/01/2034 (c)	12,000	9,370
San Mateo County, California Community College District General Obligation Bonds, Series 2018 5.000% due 09/01/2045 (d)	11,900	14,835
San Mateo Foster City Public Financing Authority, California Revenue Bonds, Series 2019 4.000% due 08/01/2044	1,655	1,918
Santa Ana Unified School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2048	1,750	1,983
Santa Clara County, California General Obligation Bonds, Series 2013 4.000% due 08/01/2041 (d)	4,000	4,158
University of California Revenue Bonds, Series 2019 5.000% due 05/15/2049	2,000	2,492
Upland, California Certificates of Participation Bonds, Series 2017 4.000% due 01/01/2042	3,000	3,205
Washington Township Health Care District, California General Obligation Bonds, Series 2013 5.000% due 08/01/2043	3,000	3,347

		430,332

ILLINOIS 6.7%
Chicago, Illinois General Obligation Bonds, Series 2007 5.500% due 01/01/2042	2,350	2,609
Chicago, Illinois General Obligation Bonds, Series 2015 5.250% due 01/01/2028	6,035	6,802
Chicago, Illinois General Obligation Bonds, Series 2017 6.000% due 01/01/2038	2,000	2,408
Illinois State General Obligation Bonds, Series 2012 5.000% due 08/01/2023	1,500	1,643
Illinois State General Obligation Bonds, Series 2017 5.000% due 12/01/2038	1,400	1,608
Illinois State General Obligation Bonds, Series 2018 5.000% due 05/01/2035	1,000	1,166

Schedule of Investments PIMCO California Municipal Income Fund II (Cont.)	March 31, 2021 (Unaudited)

Illinois State General Obligation Bonds, Series 2020 4.125% due 10/01/2036	1,500	1,683
Illinois State General Obligation Notes, Series 2017 5.000% due 11/01/2027	1,000	1,192

		19,111

LOUISIANA 0.3%
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.375% due 06/01/2037	725	755

MICHIGAN 0.5%
Michigan Finance Authority Revenue Bonds, Series 2020 0.000% due 06/01/2065 (c)	11,360	1,421

NEW YORK 1.1%
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2014 5.000% due 11/15/2039	1,250	1,392
New York Liberty Development Corp. Revenue Bonds, Series 2005 5.250% due 10/01/2035	1,250	1,759

		3,151

OHIO 1.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020 5.000% due 06/01/2055	2,700	3,044

PENNSYLVANIA 1.0%
Berks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2017 4.000% due 11/01/2050	3,000	2,758

PUERTO RICO 4.8%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2014 8.000% due 07/01/2035 ^(b)	3,250	2,559
Puerto Rico Public Buildings Authority Revenue Bonds, Series 2011 6.000% due 07/01/2041 ^(b)	750	731
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	6,115	1,874
0.000% due 07/01/2051 (c)	11,715	2,593
4.750% due 07/01/2053	5,425	5,905

		13,662

WISCONSIN 0.8%
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020 0.000% due 12/15/2060 (c)	10,800	2,417

Total Municipal Bonds & Notes (Cost $424,842)		477,672

Total Investments in Securities (Cost $424,842)		477,672

Total Investments 166.7% (Cost $424,842)		$477,672
Auction Rate Preferred Shares (44.9)%		(128,675)
Variable Rate MuniFund Term Preferred Shares, at liquidation value (12.0)%		(34,269)
Other Assets and Liabilities, net (9.8)%		(28,075)

Net Assets Applicable to Common Shareholders 100.0%		$286,653

Schedule of Investments PIMCO California Municipal Income Fund II (Cont.)	March 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^				Security is in default.
(a)				When-issued security.
(b)				Security is not accruing income as of the date of this report.
(c)				Zero coupon security.
(d)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2021

Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$1,021	$0	$1,021
California	0	430,332	0	430,332
Illinois	0	19,111	0	19,111
Louisiana	0	755	0	755
Michigan	0	1,421	0	1,421
New York	0	3,151	0	3,151
Ohio	0	3,044	0	3,044
Pennsylvania	0	2,758	0	2,758
Puerto Rico	0	13,662	0	13,662
Wisconsin	0	2,417	0	2,417

Total Investments	$0	$477,672	$0	$477,672

There were no significant transfers into or out of Level 3 during the period ended March 31, 2021.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, is determined by dividing the total value of portfolio investments and other assets, less any liabilities, attributable to the Fund by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund's investments in open-end management investment companies, other than exchange-traded funds, are valued at the NAVs of such investments.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Fund’s Board of Trustees (the “Board”) or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

Notes to Financial Statements (Cont.)

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2021, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	CM	California Mortgage Insurance	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
TBA	To-Be-Announced